Commitments and Contingencies (Schedule of Capital Leases in Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 3,829	€ 4,342
Less accumulated depreciation	(3,829)	(4,075)
Capital leased assets, net	0	267
Machinery And Equipment [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	3,485	3,953
Furniture And Fixtures [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 344	€ 389